Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000.00
Previously Paid Amount	0.00
Total Fee Amount	34.53
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 34.53
Narrative - Max Aggregate Offering Price	$ 250,000.00
Final Prospectus	true